Stock-Based Compensation - Stock Option Activity (Details) $ / shares in Units, $ in Millions	12 Months Ended		60 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2016 item shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 shares
Stock options
Treasury stock, Shares (in shares) | shares	1,350,509,249		1,350,509,249	1,350,315,580
Stock Options
Number of Shares under Option
Options granted (in shares) | shares			0
Stock Options | Granted in 2016
Stock options
Occurrences of stock award options granted | item		1
Number of Shares under Option
Options granted (in shares) | shares		1,500,000
Exercise Price Range $125-$149 | Stock Options
Stock options
Exercise price, lower range limit (in dollars per share) | $ / shares	$ 125
Exercise price, upper range limit (in dollars per share) | $ / shares	149
Options outstanding, weighted average exercise price (in dollars per share) | $ / shares	$ 135		$ 135
Options outstanding, total intrinsic value | $	$ 4.5		$ 4.5
Options outstanding, weighted average remaining contractual life	4 years 1 month 6 days